UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Investment Grade Income Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 39.1%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.9%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$518,230
Cargill, Inc., 4.10%, 11/1/42(1)	345	336,599
CNH Industrial Capital, LLC, 3.875%, 11/1/15	350	353,938
Lorillard Tobacco Co., 7.00%, 8/4/41	444	547,749

		$1,756,516

Automotive — 1.1%
Chrysler Group, LLC, 8.25%, 6/15/21	$820	$897,900
Ford Motor Co., 7.45%, 7/16/31	419	554,677
General Motors Co., 6.25%, 10/2/43	660	775,500

		$2,228,077

Banks — 7.3%
Bank of America Corp., 3.30%, 1/11/23	$836	$816,456
Bank of America Corp., 4.20%, 8/26/24	650	644,308
Bank of America Corp., 5.65%, 5/1/18	727	809,432
BPCE SA, 4.50%, 3/15/25(1)	470	457,410
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	630,297
Citigroup, Inc., 3.50%, 5/15/23	585	561,602
Citigroup, Inc., 3.875%, 10/25/23	59	59,814
Citigroup, Inc., 4.50%, 1/14/22	653	701,386
Citigroup, Inc., 6.625%, 6/15/32	155	187,856
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	500	485,250
Discover Bank, 4.25%, 3/13/26	700	719,550
Fifth Third Bancorp, 4.30%, 1/16/24	540	557,008
First Niagara Financial Group, Inc., 7.25%, 12/15/21	323	373,126
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	167	190,238
KeyBank NA, 1.65%, 2/1/18	485	483,560
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	200,956
Morgan Stanley, 4.35%, 9/8/26	579	570,551
Morgan Stanley, 4.875%, 11/1/22	1,020	1,078,953
PNC Bank NA, 4.20%, 11/1/25	800	839,610
Rabobank Nederland, 4.625%, 12/1/23	600	622,935
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	520	550,127
Standard Chartered PLC, 5.20%, 1/26/24(1)(3)	482	508,190
Turkiye Garanti Bankasi AS, 4.75%, 10/17/19(1)(3)	500	500,500
Wachovia Bank NA, 6.00%, 11/15/17	420	474,230
Wells Fargo & Co., 3.45%, 2/13/23	564	554,951
Wells Fargo & Co., 4.10%, 6/3/26	364	363,342
Zions Bancorporation, 4.50%, 6/13/23(3)	73	76,589

		$14,018,227

Beverages — 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/1/22(1)	$600	$532,500
Coca-Cola FEMSA SAB de CV, 2.375%, 11/26/18	810	815,162

		$1,347,662

Broadcasting and Cable — 0.1%
Comcast Corp., 2.85%, 1/15/23	$190	$186,560

		$186,560

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$511,888

		$511,888

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.7%
LYB International Finance BV, 4.00%, 7/15/23	$550	$570,230
Mosaic Co., 4.25%, 11/15/23	350	365,068
Westlake Chemical Corp., 3.60%, 7/15/22	390	389,613

		$1,324,911

Commercial Services — 0.8%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$465,000
Hillenbrand, Inc., 5.50%, 7/15/20	400	434,513
Western Union Co. (The), 6.20%, 11/17/36	552	570,246

		$1,469,759

Communications Services — 1.2%
AT&T, Inc., 4.35%, 6/15/45	$270	$249,181
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)	600	604,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	420	442,575
Verizon Communications, Inc., 2.50%, 9/15/16	389	399,312
Verizon Communications, Inc., 5.15%, 9/15/23	286	316,561
Verizon Communications, Inc., 6.55%, 9/15/43	310	387,874

		$2,400,003

Computers — 0.5%
Hewlett-Packard Co., 6.00%, 9/15/41	$178	$203,634
Seagate HDD Cayman, 3.75%, 11/15/18(1)	700	715,750

		$919,384

Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$609,080
Ally Financial, Inc., 3.25%, 9/29/17	878	874,159
General Electric Capital Corp., 5.30%, 2/11/21	1,009	1,138,344
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	134,175
JPMorgan Chase & Co., 3.875%, 9/10/24	578	566,343
JPMorgan Chase & Co., 5.625%, 8/16/43	160	177,966
KKR Group Finance Co. III LLC, 5.125%, 6/1/44(1)	340	354,534
Navient, LLC, 5.50%, 1/25/23	502	483,802
Navient, LLC, 6.125%, 3/25/24	135	131,963
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(1)(2)	500	490,000
Stifel Financial Corp., 4.25%, 7/18/24	881	888,042
Synchrony Financial, 3.75%, 8/15/21	561	566,649

		$6,415,057

Diversified Manufacturing — 0.5%
Joy Global, Inc., 5.125%, 10/15/21	$502	$547,918
Tyco Electronics Group SA, 6.55%, 10/1/17	451	513,942

		$1,061,860

Electric Utilities — 2.8%
AES Gener SA, 5.25%, 8/15/21(1)	$525	$555,966
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	836	890,758
Enel Finance International NV, 6.00%, 10/7/39(1)	502	573,659
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	612,860
Florida Power & Light Co., 4.125%, 2/1/42	670	676,105
Georgia Power Co., 4.30%, 3/15/42	628	630,089
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	332,442
ITC Holdings Corp., 4.05%, 7/1/23	310	322,044
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	378	383,131
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	478	493,198

		$5,470,252

Security	Principal Amount (000’s omitted)	Value
Electrical and Electronic Equipment — 0.3%
Amphenol Corp., 4.00%, 2/1/22	$593	$622,480

		$622,480

Financial Services — 1.3%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$398	$406,846
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	670	691,986
Janus Capital Group, Inc., 6.70%, 6/15/17	437	489,405
Jefferies Group, LLC, 6.875%, 4/15/21	271	317,150
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	600	596,351

		$2,501,738

Foods — 0.2%
BRF SA, 4.75%, 5/22/24(1)	$500	$493,750

		$493,750

Health Services — 0.4%
Hospira, Inc., 5.60%, 9/15/40	$205	$218,756
Tenet Healthcare Corp., 4.75%, 6/1/20	520	518,700

		$737,456

Holding Company – Diversified — 0.3%
Leucadia National Corp., 6.625%, 10/23/43	$600	$627,121

		$627,121

Home Construction — 1.0%
D.R. Horton, Inc., 3.75%, 3/1/19	$435	$426,300
D.R. Horton, Inc., 4.75%, 2/15/23	226	220,068
MDC Holdings, Inc., 5.625%, 2/1/20	380	398,050
MDC Holdings, Inc., 6.00%, 1/15/43	305	280,600
Toll Brothers Finance Corp., 4.375%, 4/15/23(3)	565	540,987

		$1,866,005

Household & Personal Products — 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/21	$348	$359,400

		$359,400

Insurance — 1.9%
Aflac, Inc., 4.00%, 2/15/22	$260	$276,194
Aflac, Inc., 6.45%, 8/15/40	310	388,298
American International Group, Inc., 5.85%, 1/16/18	535	602,379
Genworth Financial, Inc., 7.625%, 9/24/21(3)	427	518,842
ING US, Inc., 2.90%, 2/15/18	502	516,944
Principal Financial Group, Inc., 6.05%, 10/15/36	185	227,805
Prudential Financial, Inc., 6.00%, 12/1/17	310	350,605
Willis Group Holdings PLC, 4.125%, 3/15/16	265	275,330
XLIT, Ltd., 5.75%, 10/1/21	444	515,231

		$3,671,628

Internet Software & Services — 0.3%
VeriSign, Inc., 4.625%, 5/1/23	$516	$500,520

		$500,520

Lodging and Gaming — 0.6%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18	$675	$688,500
Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 2/15/23	600	576,224

		$1,264,724

Media — 1.1%
Comcast Corp., 3.375%, 2/15/25	$380	$375,752

Security	Principal Amount (000’s omitted)	Value
Interpublic Group of Cos., Inc. (The), 3.75%, 2/15/23	$600	$596,181
Nara Cable Funding, Ltd., 8.875%, 12/1/18(1)	500	526,875
NBCUniversal Media, LLC, 4.45%, 1/15/43	180	181,171
Nielsen Finance LLC, 5.00%, 4/15/22(1)	375	371,250

		$2,051,229

Medical Products — 0.1%
Mylan Inc., 3.125%, 1/15/23(1)	$200	$191,450

		$191,450

Mining — 1.6%
Alcoa, Inc., 5.95%, 2/1/37(3)	$550	$555,441
Barrick Gold Corp., 3.85%, 4/1/22	176	169,776
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	425,137
Glencore Canada Corp., 6.20%, 6/15/35	175	193,953
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	500	459,954
Teck Resources, Ltd., 5.20%, 3/1/42	612	561,147
Timken Co. (The), 3.875%, 9/1/24(1)	690	681,901

		$3,047,309

Oil and Gas-Equipment and Services — 2.7%
Concho Resources, Inc., 5.50%, 10/1/22	$615	$636,525
Continental Resources, Inc., 7.125%, 4/1/21	600	666,000
Ecopetrol SA, 5.875%, 5/28/45	545	554,919
Petrobras International Finance Co., 5.75%, 1/20/20	401	420,660
Petroleos Mexicanos, 4.875%, 1/18/24(1)	465	488,947
Petroleos Mexicanos, 6.00%, 3/5/20	161	183,943
Petroleos Mexicanos, 6.50%, 6/2/41	177	205,621
Reliance Holding USA, Inc., 5.40%, 2/14/22(1)	500	546,772
Rowan Cos., Inc., 4.75%, 1/15/24(3)	496	499,644
Rowan Cos., Inc., 5.40%, 12/1/42	200	188,178
Rowan Cos., Inc., 5.85%, 1/15/44	245	241,959
Tesoro Corp., 5.125%, 4/1/24	615	597,319

		$5,230,487

Pipelines — 0.8%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$638,798
Energy Transfer Partners LP, 4.90%, 2/1/24	502	525,811
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)	390	410,963

		$1,575,572

Real Estate Investment Trusts (REITs) — 1.9%
ARC Properties Operating Partnership LP/Clark Acquisition, LLC, 4.60%, 2/6/24(1)	$500	$510,083
CubeSmart LP, 4.80%, 7/15/22	502	538,728
DDR Corp., 4.625%, 7/15/22	538	569,575
Essex Portfolio LP, 3.25%, 5/1/23	700	679,063
Host Hotels & Resorts LP, 4.75%, 3/1/23	510	542,287
Tanger Properties LP, 3.875%, 12/1/23	755	764,423

		$3,604,159

Retail-Drug Stores — 0.3%
CVS Health Corp., 3.375%, 8/12/24	$580	$573,068

		$573,068

Retail-Specialty and Apparel — 1.8%
AutoNation, Inc., 5.50%, 2/1/20	$719	$785,508
Gap, Inc. (The), 5.95%, 4/12/21	853	971,607
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	800	765,156
Ross Stores, Inc., 3.375%, 9/15/24	930	924,999

		$3,447,270

Security	Principal Amount (000’s omitted)	Value
Software — 0.6%
Fiserv, Inc., 3.50%, 10/1/22	$527	$529,891
Oracle Corp., 4.50%, 7/8/44	620	629,171

		$1,159,062

Technology — 0.5%
Broadcom Corp., 3.50%, 8/1/24	$900	$897,062

		$897,062

Telecommunications — 1.0%
Axtel SAB de CV, 8.00%, 1/31/20(1)	$600	$597,000
Cogeco Cable, Inc., 4.875%, 5/1/20(1)	444	442,335
Nokia Oyj, 5.375%, 5/15/19	510	541,875
Telecom Italia Capital SA, 7.721%, 6/4/38	345	389,850

		$1,971,060

Total Corporate Bonds & Notes (identified cost $73,882,958)		$75,502,706

Agency Mortgage-Backed Securities — 26.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$930	$952,740
Gold Pool #C09032, 3.50%, 2/1/43	1,060	1,083,384
Gold Pool #G18176, 5.00%, 4/1/22	164	176,950
Pool #A97620, 4.50%, 3/1/41	944	1,020,172
Pool #C03490, 4.50%, 8/1/40	1,652	1,785,500
Pool #C03517, 4.50%, 9/1/40	813	878,433
Pool #C09013, 3.00%, 9/1/42	1,025	1,014,187
Pool #C09023, 3.50%, 12/1/42	993	1,014,721
Pool #E03124, 3.00%, 4/1/27	1,665	1,721,195
Pool #G04913, 5.00%, 3/1/38	1,762	1,945,755
Pool #G05958, 5.00%, 8/1/40	437	482,529
Pool #G06091, 5.50%, 5/1/40	414	461,190
Pool #G07589, 5.50%, 6/1/41	1,972	2,196,705
Pool #G08348, 5.00%, 6/1/39	374	412,918
Pool #G08528, 3.00%, 4/1/43	1,848	1,828,603
Pool #G18309, 4.50%, 5/1/24	312	334,264
Pool #G18441, 2.50%, 8/1/27	285	287,398
Pool #Q00285, 4.50%, 4/1/41	1,180	1,275,041

		$18,871,685

Federal National Mortgage Association:
30-Year, 3.50%, TBA(4)	$6,900	$7,053,823
30-Year, 4.00%, TBA(4)	7,000	7,378,664
Pool #735415, 6.50%, 12/1/32	509	586,378
Pool #890397, 3.50%, 12/1/26	119	125,363
Pool #890427, 3.50%, 4/1/42	1,946	1,994,955
Pool #890516, 5.00%, 2/1/39	648	718,569
Pool #929009, 6.00%, 1/1/38	515	581,750
Pool #995203, 5.00%, 7/1/35	54	59,806
Pool #AB1776, 3.50%, 11/1/25	598	631,230
Pool #AB4827, 3.50%, 4/1/42	569	582,659
Pool #AC8540, 4.50%, 12/1/24	245	262,382
Pool #AE0949, 4.00%, 2/1/41	632	667,611

Security	Principal Amount (000’s omitted)	Value
Pool #AE0971, 4.00%, 5/1/25	$150	$160,124
Pool #AE7535, 4.00%, 10/1/40	565	596,361
Pool #AE7758, 3.50%, 11/1/25	371	390,832
Pool #AE9757, 4.00%, 12/1/40	121	127,397
Pool #AH0944, 4.00%, 12/1/40	1,387	1,465,506
Pool #AH3804, 4.00%, 2/1/41	1,122	1,184,893
Pool #AH6827, 4.00%, 3/1/26	652	695,016
Pool #AH9055, 4.50%, 4/1/41	893	965,831
Pool #AK3264, 3.00%, 2/1/27	420	434,228
Pool #AK6759, 3.50%, 3/1/42	1,863	1,909,257
Pool #MA1003, 3.50%, 3/1/42	1,092	1,119,827
Pool #MA1060, 2.50%, 5/1/27	1,309	1,323,111
Pool #MA1438, 2.50%, 5/1/28	1,304	1,315,202

		$32,330,775

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$55	$57,807

		$57,807

Total Agency Mortgage-Backed Securities (identified cost $50,919,829)		$51,260,267

Commercial Mortgage-Backed Securities — 7.9%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A,
2.40%, 11/15/25(1)	$180	$180,288
BACM, Series 2006-3, Class A4,
5.889%, 7/10/44(5)	44	46,833
BACM, Series 2006-5, Class AM,
5.448%, 9/10/47	130	139,464
BSCMS, Series 2005-PW10, Class A4,
5.405%, 12/11/40(5)	44	45,995
BSCMS, Series 2006-PW14, Class A4,
5.201%, 12/11/38	400	429,294
CDCMT, Series 2006-CD3, Class A5,
5.617%, 10/15/48	537	566,982
CGCMT, Series 2012-GC8, Class A2,
1.813%, 9/10/45	400	402,442
COMM, Series 2006-C7, Class AM,
5.973%, 6/10/46(5)	400	426,685
COMM, Series 2006-C8, Class A4,
5.306%, 12/10/46	500	532,894
COMM, Series 2012-CR2, Class AM,
3.791%, 8/15/45	165	169,982
COMM, Series 2012-LC4, Class C,
5.823%, 12/10/44(5)	215	238,811
COMM, Series 2013-CR11, Class C,
5.34%, 10/10/46(1)(5)	500	533,826
COMM, Series 2014-LC17, Class D,
3.687%, 10/10/47(1)(5)	325	274,875
COMM, Series 2014-UBS2, Class A2,
2.82%, 3/10/47	670	684,184
CSMC, Series 2006-C4, Class A3,
5.467%, 9/15/39	389	414,379
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(1)	540	557,661

Security	Principal Amount (000’s omitted)	Value
ESA, Series 2013-ESH7, Class D7,
5.521%, 12/5/31(1)(5)	$550	$572,549
GMACC, Series 2004-C3, Class A5,
4.864%, 12/10/41	106	105,832
HILT, Series 2013-HLT, Class DFX,
4.407%, 11/5/30(1)	300	306,783
JPMBB, Series 2014-C22, Class D,
4.714%, 9/15/47(1)(5)	500	450,263
JPMBB, Series 2014-C23, Class D,
3.961%, 9/15/47(1)(5)	250	215,591
JPMCC, Series 2006-CB16, Class A4,
5.552%, 5/12/45	407	431,802
JPMCC, Series 2006-LDP7, Class A4,
6.057%, 4/15/45(5)	225	238,841
JPMCC, Series 2006-LDP8, Class A4,
5.399%, 5/15/45	372	396,171
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/15/46(1)	474	491,506
JPMCC, Series 2013-LC11, Class AS,
3.216%, 4/15/46	220	215,424
MLCFC, Series 2006-4, Class A3,
5.172%, 12/12/49	300	319,434
Motel 6, Series 2012-MTL6, Class D,
3.781%, 10/5/25(1)	425	426,371
MSC, Series 2006-HQ8, Class A4,
5.595%, 3/12/44(5)	477	495,785
MSC, Series 2006-IQ12, Class A4,
5.332%, 12/15/43	477	511,450
MSC, Series 2007-IQ15, Class A4,
6.105%, 6/11/49(5)	535	588,365
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	314	317,100
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	78	78,723
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	209	211,038
UBSCM, Series 2012-C1, Class D,
5.719%, 5/10/45(1)(5)	850	877,219
WBCMT, Series 2006-C28, Class A4,
5.572%, 10/15/48	299	320,051
WBCMT, Series 2006-C28, Class AM,
5.603%, 10/15/48(5)	260	279,977
WBCMT, Series 2006-C29, Class A4,
5.308%, 11/15/48	491	525,022
WFCM, Series 2010-C1, Class C,
5.77%, 11/15/43(1)(5)	500	558,003
WFCM, Series 2013-LC12, Class D,
4.438%, 7/15/46(1)(5)	550	511,050
WF-RBS, Series 2013-C13, Class AS,
3.345%, 5/15/45	80	79,263

Total Commercial Mortgage-Backed Securities (identified cost $14,955,566)		$15,168,208

Asset-Backed Securities — 10.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.5%
CNH, Series 2013-D, Class B,
1.75%, 4/15/21	$405	$403,563
CNH, Series 2014-A, Class B,
1.93%, 8/16/21	555	553,398

		$956,961

Automotive — 5.8%
AESOP, Series 2010-3A, Class B,
6.74%, 5/20/16(1)	$850	$869,872
AESOP, Series 2014-1A, Class A,
2.46%, 7/20/20(1)	920	920,824
AESOP, Series 2014-1A, Class B,
2.96%, 7/20/20(1)	265	262,513
AMCAR, Series 2013-5, Class B,
1.52%, 1/8/19	353	351,532
CARMX, Series 2013-1, Class A3,
0.60%, 10/16/17	225	225,139
CRART, Series 2013-2, Class A2,
1.23%, 3/15/19	541	543,943
EFF, Series 2014-1, Class A3,
1.38%, 9/20/19(1)	500	499,138
FITAT, Series 2014-1, Class A4,
1.14%, 10/15/20	365	364,015
FORDF, Series 2014-1, Class B,
1.40%, 2/15/19	740	737,282
FORDR, Series 2014-1, Class A,
2.26%, 11/15/25(1)	475	475,226
GMALT, Series 2014-2A, Class A2,
0.73%, 2/20/17(1)	2,000	2,000,769
HAROT, Series 2014-2, Class A4,
1.18%, 5/18/20	570	567,780
SDART, Series 2013-5, Class B,
1.55%, 10/15/18	885	886,400
SDART, Series 2014-4, Class A2A,
0.67%, 1/16/18	2,000	2,000,927
VWMT, Series 2014-1A, Class A2,
1.40%, 7/22/19(1)	455	453,411

		$11,158,771

Lodging and Gaming — 0.2%
DROT, Series 2013-2, Class A,
2.27%, 5/20/26(1)	$297	$299,099
MVW Owner Trust, Series 2013-1A, Class A,
2.15%, 4/22/30(1)	155	156,274

		$455,373

Other — 2.1%
GALC, Series 2014-1, Class A4,
1.47%, 8/15/20(1)	$455	$452,555
GEEMT, Series 2014-1, Class A2,
0.64%, 4/24/17	1,500	1,500,553
GEET, Series 2014-1, Class A4,
1.48%, 8/23/22	375	373,687
HGVT, Series 2014-AA, Class A,
1.77%, 11/25/26(1)	327	323,841
SCFT, Series 2014-AA, Class A,
2.70%, 5/25/23(1)(6)	1,000	999,900

Security	Principal Amount (000’s omitted)	Value
SRFC, Series 2014-1A, Class B,
2.42%, 3/20/30(1)	$326	$325,918

		$3,976,454

Single Family Home Rental — 1.4%
AH4R, Series 2014-SFR1, Class C,
2.00%, 6/17/31(1)(7)	$550	$540,009
ARP, Series 2014-SFR1, Class C,
2.504%, 9/17/31(1)(7)	850	857,061
CAH, Series 2014-1A, Class C,
2.10%, 5/17/31(1)(7)	415	410,103
Invitation Homes Trust, Series 2013-SFR1, Class D,
2.40%, 12/17/30(1)(7)	350	343,323
Invitation Homes Trust, Series 2014-SFR1, Class D,
2.754%, 6/17/31(1)(7)	610	608,583

		$2,759,079

Total Asset-Backed Securities (identified cost $19,298,333)		$19,306,638

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$529,125

Total Foreign Government Bonds (identified cost $511,079)		$529,125

U.S. Government Agency Bonds — 1.8%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.875%, 8/28/17	$3,555	$3,532,867

Total U.S. Government Agency Bonds (identified cost $3,531,853)		$3,532,867

U.S. Treasury Obligations — 14.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$1,593	$1,722,183
U.S. Treasury Bond, 3.875%, 8/15/40	2,588	2,931,112
U.S. Treasury Bond, 4.50%, 2/15/36	1,352	1,669,720
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(8)	6,280	6,686,335
U.S. Treasury Note, 2.00%, 4/30/16	5,881	6,028,713
U.S. Treasury Note, 4.625%, 2/15/17	7,266	7,918,523

Total U.S. Treasury Obligations (identified cost $26,782,025)		$26,956,586

Preferred Securities — 2.3%

Security	Shares	Value
Banks — 0.6%
GMAC Capital Trust I, 8.125% to 2/15/16(2)	20,000	$532,650
HSBC USA, Inc., 6.50%(3)	25,000	627,000

		$1,159,650

Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.925%(1)(7)	1.30	$223,268

		$223,268

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.90%(3)	22,000	$574,035

		$574,035

Electric Utilities — 0.6%
Electricite de France SA, 5.25% to 1/29/23(1)(2)	3,000	$308,338
Entergy Arkansas, Inc., 4.75%	15,000	331,237
Entergy Arkansas, Inc., 4.90%(3)	10,900	250,291
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	290,159

		$1,180,025

Insurance — 0.4%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(9)	2,000	$800,125

		$800,125

Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty LP/Ventas Capital Corp., 5.45%	21,998	$529,932

		$529,932

Total Preferred Securities (identified cost $5,652,784)		$4,467,035

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.38%	Wells Fargo	6/4/15	$3,500	$40,894
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.40%	Wells Fargo	7/29/15	2,400	34,570
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.75%	Wells Fargo	12/10/14	5,000	47,405
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.98%	Citibank NA	7/24/15	1,300	30,118
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.05%	Wells Fargo	10/23/14	5,000	605
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.12%	Citibank NA	6/4/15	17,000	242,403

Total Interest Rate Swaptions Purchased (identified cost $834,130)				$395,995

Short-Term Investments — 7.0%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(10)(11)			$2,925	$2,925,238

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(11)	$10,549	$10,548,866

Total Short-Term Investments (identified cost $13,474,104)		$13,474,104

Total Investments — 109.1% (identified cost $209,842,661)		$210,593,531

Other Assets, Less Liabilities — (9.1)%		$(17,549,044)

Net Assets — 100.0%		$193,044,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

AH4R	-	American Homes 4 Rent

AMCAR	-	AmeriCredit Automobile Receivables Trust

ARP	-	American Residential Properties Trust

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CAH	-	Colony American Homes

CARMX	-	CarMax Auto Owner Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CNH	-	CNH Equipment Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CRART	-	California Republic Auto Receivables Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DROT	-	Diamond Resorts Owner Trust

EFF	-	Enterprise Fleet Financing LLC

ESA	-	Extended Stay America Trust

FITAT	-	Fifth Third Auto Trust

FORDF	-	Ford Credit Floorplan Master Owner Trust

FORDR	-	Ford Credit Auto Owner Trust

GALC	-	Great America Leasing Receivables

GEEMT	-	GE Equipment Midticket LLC

GEET	-	GE Equipment Transportation LLC

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

GMALT	-	GM Financial Automobile Leasing Trust

HAROT	-	Honda Auto Receivables Owner Trust

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust

SCFT	-	SpringCastle Funding Trust

SDART	-	Santander Drive Auto Receivables Trust

SRFC	-	Sierra Receivables Funding Co., LLC

UBSCM	-	UBS Commercial Mortgage Trust

VWMT	-	Volkswagen Credit Auto Master Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $32,767,807 or 17.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at September 30, 2014.

(4)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2014.

(6)	When-issued security.

(7)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2014.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Non-income producing security.

(10)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2014, the Portfolio loaned securities having a market value of $2,860,993 and received $2,925,238 of cash collateral for the loans.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $1,464 and $4,951, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$210,442,471

Gross unrealized appreciation	$2,999,206
Gross unrealized depreciation	(2,848,146)

Net unrealized appreciation	$151,060

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $395,995.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$75,502,706	$—	$75,502,706
Agency Mortgage-Backed Securities	—	51,260,267	—	51,260,267
Commercial Mortgage-Backed Securities	—	15,168,208	—	15,168,208
Asset-Backed Securities	—	19,306,638	—	19,306,638
Foreign Government Bonds	—	529,125	—	529,125
U.S. Government Agency Bonds	—	3,532,867	—	3,532,867
U.S. Treasury Obligations	—	26,956,586	—	26,956,586
Preferred Securities	1,156,932	3,310,103	—	4,467,035
Interest Rate Swaptions Purchased	—	395,995	—	395,995
Short-Term Investments	—	13,474,104	—	13,474,104
Total Investments	$1,156,932	$209,436,599	$—	$210,593,531

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014